CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	May 17, 2019
Convertible senior preferred shares
Mezzanine equity, par value (in US dollars per share)	$ 0.000002	$ 0.000002
Mezzanine equity, shares authorized (in shares)	307,692,307	0
Mezzanine equity, shares issued (in shares)	295,384,615	0
Mezzanine equity, shares outstanding (in shares)	295,384,615	0
Class A ordinary shares
Mezzanine equity, par value (in US dollars per share)	$ 0.000002
Equity, par value (in US dollars per share)			$ 0.000002
Equity, shares authorized (in shares)	19,692,307,693	20,000,000,000
Equity, shares issued (in shares)	1,950,457,380	1,880,396,244
Equity, shares outstanding (in shares)	1,950,457,380	1,880,396,244
Class B ordinary shares
Mezzanine equity, par value (in US dollars per share)	$ 0.000002
Equity, par value (in US dollars per share)			$ 0.000002
Equity, shares authorized (in shares)	5,000,000,000	5,000,000,000
Equity, shares issued (in shares)	144,778,552	144,778,552
Equity, shares outstanding (in shares)	144,778,552	144,778,552